Segmented Information (Tables)	6 Months Ended
Apr. 30, 2024
Segmented Information [abstract]
Summary of Results by Business Segment
The following table summarizes the segment

results for the three and six months ended

April 30, 2024 and April 30, 2023.
Results by Business Segment 1,2
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Retail and Insurance Wholesale Banking 3 Corporate 3 Total
For the three months ended April 30
2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023
Net interest income (loss) $ 3,812 $ 3,377 $ 2,841 $ 3,034 $ 304 $ 258 $ 189 $ 498 $ 319 $ 261 $ 7,465 $ 7,428
Non-interest income (loss) 1,027 1,027 606 523 2,810 2,543 1,751 919 160 (43) 6,354 4,969
Total revenue 4,839 4,404 3,447 3,557 3,114 2,801 1,940 1,417 479 218 13,819 12,397
Provision for (recovery of)
credit losses 467 247 380 190 – 1 55 12 169 149 1,071 599
Insurance service expenses – – – – 1,248 1,118 – – – – 1,248 1,118
Non-interest expenses

1,957 1,903 2,597 2,022 1,027 963 1,430 1,189 1,390 679 8,401 6,756
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,415 2,254 470 1,345 839 719 455 216 (1,080) (610) 3,099 3,924
Provision for (recovery of)
income taxes

676 629 73 189 218 195 94 66 (332) (220) 729 859
Share of net income from
investment in Schwab 4,5 – – 183 250 – – – – 11 (9) 194 241
Net income (loss) $ 1,739 $ 1,625 $ 580 $ 1,406 $ 621 $ 524 $ 361 $ 150 $ (737) $ (399) $ 2,564 $ 3,306
For the six months ended April 30
2024 2023 2024 2023 2024 2023 2024 2023 2024 2023 2024 2023
Net interest income (loss) $ 7,645 $ 6,916 $ 5,740 $ 6,201 $ 589 $ 541 $ 387 $ 1,023 $ 592 $ 480 $ 14,953 $ 15,161
Non-interest income (loss) 2,078 2,077 1,210 1,083 5,660 5,175 3,333 1,739 299 (637) 12,580 9,437
Total revenue 9,723 8,993 6,950 7,284 6,249 5,716 3,720 2,762 891 (157) 27,533 24,598
Provision for (recovery of)
credit losses 890 574 765 390 – 1 65 44 352 280 2,072 1,289
Insurance service expenses – – – – 2,614 2,282 – – – – 2,614 2,282
Non-interest expenses

3,941 3,766 5,007 4,062 2,074 1,972 2,930 2,072 2,479 2,996 16,431 14,868
Income (loss) before income taxes

and share of net income from
investment in Schwab 4,892 4,653 1,178 2,832 1,561 1,461 725 646 (1,940) (3,433) 6,416 6,159
Provision for (recovery of)
income taxes

1,368 1,299 68 393 385 383 159 165 (617) (442) 1,363 1,798
Share of net income from
investment in Schwab 4,5 – – 377 551 – – – – (42) (25) 335 526
Net income (loss) $ 3,524 $ 3,354 $ 1,487 $ 2,990 $ 1,176 $ 1,078 $ 566 $ 481 $ (1,365) $ (3,016) $ 5,388 $ 4,887
Amounts for the three and six months ended April 30, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 for details.
2

The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
3

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

4

The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s FDIC special assessment charge are recorded in the Corporate segment.
5

The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to

Note 7 for further details.

Summary of Results by Geographic Location
Total Assets by Business Segment 1
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Retail and Insurance Banking Corporate
Total

As at April 30, 2024
Total assets $ 572,130 $ 563,351 $ 22,522 $ 670,663 $ 138,002 $ 1,966,668
As at October 31, 2023
Total assets $ 560,303 $ 560,585 $ 22,293 $ 673,398 $ 138,560 $ 1,955,139
Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 for details.